Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss	$ (13,834)	$ (17,788)	$ (18,447)	$ (12,986)
Add: Loss attributable to non-controlling interest	(191)	(246)	25	42
Loss for the period attributable to ordinary shareholders	$ (14,025)	$ (18,034)	$ (18,422)	$ (12,944)
Basic weighted-average ordinary shares outstanding	44,799	44,799	21,260	13,007
Basic loss per share attributable to ordinary shareholders | (per share)	$ (0.31)	$ (0.40)	$ (0.87)	$ (1.00)
Diluted loss per share attributable to ordinary shareholders | (per share)	$ (0.31)	$ (0.40)	$ (0.87)	$ (1.00)